Schedule of investments
Macquarie VIP Pathfinder Moderate Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.78%<<
Fixed Income Funds — 34.37%
Macquarie VIP Corporate Bond Series Service Class	20,583,795	$ 98,596,379
Macquarie VIP High Income Series Standard Class	1,031,247	3,052,490
Macquarie VIP Limited-Term Bond Series Service Class	8,222,941	38,647,823
		140,296,692
Global / International Equity Fund — 20.02%
Macquarie VIP International Core Equity Series Service Class	4,650,231	81,704,560
		81,704,560
US Equity Funds — 45.39%
Macquarie VIP Core Equity Series Service Class	4,537,472	64,477,475
Macquarie VIP Growth and Income Series Standard Class	443,754	15,331,699
Macquarie VIP Growth Series Service Class	4,561,973	47,353,287
Macquarie VIP Mid Cap Growth Series Standard Class	399,260	4,212,191
Macquarie VIP Small Cap Growth Series Standard Class	604,713	4,021,342
Macquarie VIP Smid Cap Core Series Service Class	1,400,027	18,172,347
Macquarie VIP Value Series Service Class	6,438,959	31,679,680
		185,248,021
Total Affiliated Mutual Funds (cost $447,917,960)		407,249,273

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	254,171	$ 254,171
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	254,171	254,171
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	254,171	254,171
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	254,172	254,172
Total Short-Term Investments (cost $1,016,685)		1,016,685

Total Value of Securities—100.03% (cost $448,934,645)		408,265,958
Liabilities Net of Receivables and Other Assets—(0.03%)		(107,221)
Net Assets Applicable to 97,079,310 Shares Outstanding—100.00%		$408,158,737
<<	Affiliated company.
NQ- IV047 [0924] 1124 (4018074)    1